Foreign currency assets and liabilities (Details)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 EUR (€) € / shares	Jun. 30, 2021 ILS (₪) ₪ / shares	Jun. 30, 2020 ARS ($)	Jun. 30, 2020 EUR (€)
Statement [Line Items]
Derivative financial instruments | $	$ 633,000,000				$ 482,000,000
Cash and cash equivalents | $	27,529,000,000				151,591,000,000
Total Assets | $	339,172,000,000				1,031,784,000,000
Trade and other payables | $	21,835,000,000				58,291,000,000
Borrowings with related parties | $	153,000,000
Borrowings | $	118,668,000,000				0
Total Liabilities | $	$ 233,279,000,000				848,309,000,000
Foreign currency Assets [member]
Statement [Line Items]
Trade and other receivables		$ 9,251			8,706
Investment in financial assets		1,620			5,930
Derivative financial instruments		419			123
Cash and cash equivalents		6,251			25,671
Total Assets		17,541			40,430
Foreign currency Liabilities [member]
Statement [Line Items]
Trade and other payables		5,534			22,518
Borrowings		87,097			138,468
Derivative financial liabilities		101			433
Total Liabilities		$ 92,732			161,419
US Dollar [Member] | Trade and other payable
Statement [Line Items]
Amount of foreign currency		$ 57.47
Prevailing exchange rate		$ 95.72
Trade and other payables		$ 5,501			22,060
US Dollar [Member] | Trade And Other Receivable
Statement [Line Items]
Amount of foreign currency		$ 96.53
Prevailing exchange rate		$ 95.52
Trade and other receivables		$ 9,221			6,935
US Dollar [Member] | Trade and other receivables related parties [member]
Statement [Line Items]
Amount of foreign currency		$ 0.06
Prevailing exchange rate		$ 95.72
Trade and other receivables related parties		$ 6			449
US Dollar [Member] | Investment in financial assets [member]
Statement [Line Items]
Amount of foreign currency | € / shares			€ 9.53
Prevailing exchange rate | € / shares			95.52
Investment in financial assets		910			5,813
US Dollar [Member] | Derivative financial instruments [member]
Statement [Line Items]
Amount of foreign currency | € / shares			4.39
Prevailing exchange rate | € / shares			95.52
Derivative financial instruments		$ 419			123
US Dollar [Member] | Cash and cash equivalents [member]
Statement [Line Items]
Amount of foreign currency		$ 65.43
Prevailing exchange rate		$ 95.52
Cash and cash equivalents		$ 6,250			23,344
US Dollar [Member] | Borrowings with related parties [member]
Statement [Line Items]
Amount of foreign currency		$ 0.75
Prevailing exchange rate		$ 95.72
Borrowings with related parties		$ 72			0
US Dollar [Member] | Borrowings [member]
Statement [Line Items]
Amount of foreign currency		$ 909.16
Prevailing exchange rate		$ 95.72
Borrowings		$ 87,025			138,468
US Dollar [Member] | Derivative financial liabilities [member]
Statement [Line Items]
Amount of foreign currency		$ 1.06
Prevailing exchange rate		$ 95.72
Derivative financial liabilities		$ 101			433
Euros [Member] | Trade and other payable
Statement [Line Items]
Amount of foreign currency | € / shares			0.28
Prevailing exchange rate | € / shares			€ 113.57
Trade and other payables | €			€ 32			€ 458
Euros [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Prevailing exchange rate | € / shares			€ 113.10
Trade and other receivables | €			€ 24			1,322
Euros [Member] | Cash and cash equivalents [member]
Statement [Line Items]
Amount of foreign currency | € / shares			€ 0.01
Prevailing exchange rate | € / shares			€ 113.10
Cash and cash equivalents | €			€ 1			2,327
New Israel Shekel [Member] | Investment in financial assets [member]
Statement [Line Items]
Amount of foreign currency | ₪ / shares				₪ 20.78
Prevailing exchange rate | ₪ / shares				₪ 29.36
Investment in financial assets				₪ 610	0
Pounds [Member] | Investment in financial assets [member]
Statement [Line Items]
Amount of foreign currency | € / shares			€ 0.76
Prevailing exchange rate | € / shares			€ 131.88
Investment in financial assets | €			€ 100			€ 117
Uruguayan pesos [Member] | Trade and other payable
Statement [Line Items]
Amount of foreign currency		$ 0.50
Prevailing exchange rate		$ 1.99
Trade and other payables		$ 1			$ 0